CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
Exploration and evaluation assets	$ 50,494	$ 38,342